Revenues - Summary of Analysis of Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 152,760,888	$ 150,204,527	$ 145,003,021
Total revenues	152,760,888	150,204,527	145,003,021
Time Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	114,996,842	105,966,167	101,837,425
Bareboat [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,340,791	9,624,684	16,876,956
Voyage Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	32,156,474	33,813,496	25,161,401
Other Income Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 3,266,781	$ 800,180	$ 1,127,239